FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
FINANCIAL ASSETS AND LIABILITIES	FINANCIAL ASSETS AND LIABILITIES
10.1 Categories of financial assets and financial liabilities
The classification of financial instruments is summarized as follows:

	Classifications	December 31, 2022	December 31, 2021
		$	$
FINANCIAL ASSETS
Cash	Amortized cost	88,266,985	241,702,030
Trade receivables	Amortized cost	25,684,870	25,373,946
Incentives and other government assistance receivable	Amortized cost	25,312,738	4,807,757
FINANCIAL LIABILITIES
Trade and other payables	Amortized cost	62,383,813	33,343,630
Long-term debt and other debts	Amortized cost	110,673,348	13,077,670
Share warrant obligations	FVTPL	23,243,563	106,225,934
10.2 Fair value of financial instruments
Current financial instruments that are not measured at fair value on the consolidated statement of financial position are represented by trade receivables, incentives and other government assistance receivable, and trade and other payables (financial liabilities). Their carrying values are considered to be a reasonable approximation of their fair value because of their short-term maturity and / or contractual terms of these instruments.

As of December 31, 2022, the fair value of long-term debt and other debts based on discounted cash flows was not materially different from its carrying value because there was no material change in the assumptions used for fair value determination at inception, with the exception of the loan from Strategic Innovation Fund of the Government of Canada (Note 12.3) and from Investissement Quebec (Note 12.2). The combined carrying value of Strategic Innovation Fund of the Government of Canada and Investissement Quebec loans amounted to $16,571,800 while their combined fair value amounted to $15,026,548. The fair value of the long-term debt and other debts as at December 31, 2021 approximated the carrying amount.

As of December 31, 2022, the fair value of the warrants issued to a customer and the private Business Combination warrants was determined using the Black-Scholes option pricing model and the fair value of the public Business Combination warrants and December 2022 warrants (see Note 14) was determined using their market value.
10 - FINANCIAL ASSETS AND LIABILITIES (CONTINUED)
10.2 Fair value of financial instruments (continued)
As at December 31, 2022, the impact of a 5.0% increase in the value of the Company's share price would have an impact of increasing the fair value of the private share warrants and the warrant issued to a customer with a corresponding decrease in consolidated earnings of $398,992 (December 31, 2021: increase in consolidated loss of $5,813,251) and a 5.0% decrease in the value would have an impact of increasing the earnings by $(374,263) (December 31, 2021: decrease in consolidated loss of $5,659,857). As at December 31, 2022, the impact of a 5.0% increase or decrease in the value of the Company's share price would have an impact of $1,007,825 on the fair value of the public warrants, with a corresponding impact on the consolidated earnings (December 31, 2021: $2,181,388).
10.3 Fair Value Hierarchy
Fair value measurements are categorized in accordance with the following level:
Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities;
Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability; and
Level 3: Inputs are unobservable inputs for the asset or liability.
The Group's financial instruments are categorized as follows on the fair value hierarchy:

Fair Value Hierarchy
FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE
Share warrant obligations- public	Level 1
Share warrant obligations- private	Level 2
Share warrant obligations- warrant issued to a customer	Level 3
FINANCIAL INSTRUMENTS MEASURED AT AMORTIZED COST
Long-term debt and other debts	Level 2